RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of the year	$ 1,524	$ 10,799
Changes in estimates	(737)	840
Disposition of Bralorne (Note 5)	0	(10,828)
Unwinding of discount related to Bralorne	0	217
Unwinding of discount related to continuing operations	99	104
Effect of movements in exchange rates	(78)	392
Balance at end of the year	$ 808	$ 1,524